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                            Prudential Mutual Funds

                        Supplement dated October 8, 1998
                     to Statement of Additional Information

The following paragraph replaces the second paragraph under 'Investment Objective and Policies--Limitations on Purchase and Sale of Stock Options, Options on Stock Indices, Stock Index Futures and Options Thereon--Call Options on Stock' in the Statement of Additional Information of Prudential Equity Fund, Inc., the second paragraph under 'Investment Objective and Policies--Limitations on Purchase and Sale of Stock Options, Options on Stock Indices and Stock Index Futures--Call Options on Stock' in the Statements of Additional Information of Prudential Mid-Cap Value Fund and Prudential Small Company Value Fund, Inc.
and the second paragraph under 'Investment Objective and Policies--Options on Equity Securities--Call Options on Stock' in the Statement of Additional Information of Prudential Utility Fund, Inc.

The Fund would not be able to effect a closing purchase transaction after it had received notice of exercise. In order to write a call option on an exchange, the Fund is required to comply with the rules of The Options Clearing Corporation and the various exchanges with respect to collateral requirements. It is possible that the cost of effecting a closing purchase transaction may be greater than the premium received by the Fund for writing the option.

Listed below are the names of the Prudential Mutual Funds and the dates of the Statement of Additional Information to which this supplement relates:

                                                     Statement of
                                                     Additional Information
Name of Fund                                         Date
------------------------------------------------     ---------------
Prudential Equity Fund, Inc.                         February 27, 1998
Prudential Mid-Cap Value Fund                        May 7, 1998
Prudential Small Company Value Fund, Inc.            December 2, 1997
Prudential Utility Fund, Inc.                        March 3, 1998